Intangible Assets (Details 1)	Jun. 30, 2018 USD ($)
Years ending December 31,
2018	$ 50,423
2019	100,845
2020	100,845
2021	100,845
2022	100,845
Thereafter	253,619
Total estimated future amortization expense	$ 707,422